                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6472

                     Van Kampen Trust For Insured Municipals
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31___

Date of reporting period: 1/31/07

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INSURED MUNICIPALS
PORTFOLIO OF INVESTMENTS | JANUARY 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                          COUPON     MATURITY     VALUE
------   -------------------------------------------          ------     --------     -----------
         MUNICIPAL BONDS 181.5%
         ALABAMA 9.8%
$  915   Alabama Drinking Wtr Fin Auth
            Revolving Fd Ln Ser A
            (AMBAC Insd) ...........................          5.125%     08/15/16     $   965,343
 1,380   Alabama Drinking Wtr Fin Auth
            Revolving Fd Ln Ser A
            (AMBAC Insd) ...........................          5.250      08/15/18       1,462,841
 1,480   Dothan-Houston Cnty, AL Arpt
            Auth Arpt Rev (MBIA Insd)
            (AMT) ..................................          5.600      12/01/20       1,578,080
   985   Elmore Cnty, AL Ltd Oblig Sch
            Wt (FSA Insd) ..........................          5.000      02/01/21       1,041,165
 3,750   Mobile, AL Wt Impt & Rfdg
            (AMBAC Insd) ...........................          5.000      02/15/23       3,975,075
 1,200   Montgomery Cnty, AL Pub Bldg
            Auth Rev Wt Fac Proj (MBIA
            Insd) (a) ..............................          5.000      03/01/26       1,265,808
 3,000   Trussville, AL Wt Ser A (FGIC
            Insd) ..................................          5.000      10/01/36       3,158,190
 1,725   University AL at Birmingham
            Hosp Rev Ser A (b) .....................          5.000      09/01/36       1,781,298
                                                                                      -----------
                                                                                       15,227,800
                                                                                      -----------
         ARIZONA 4.4%
 1,395   Greater AZ Dev Auth
            Infrastructure Rev Ser A
            (MBIA Insd) ............................          5.000      08/01/22       1,480,751
 1,250   Maricopa Cnty, AZ Uni Sch Dist
            No 48 Sch Impt Proj 2004 Ser
            B (FSA Insd) ...........................          4.750      07/01/25       1,292,650
 2,000   Phoenix, AZ Civic Impt Corp Arpt
            Rev Jr Lien (FGIC Insd)
            (AMT) ..................................          5.375      07/01/29       2,010,420
   780   Pima Cnty, AZ Indl Dev Auth Indl
            Rev Lease Oblig Irvington Proj
            Tucson Rfdg Ser A (FSA
            Insd) ..................................          7.250      07/15/10         801,528
 1,150   Tucson, AZ Wtr Rev Rfdg (FGIC
            Insd) ..................................          5.500      07/01/17       1,256,202
                                                                                      -----------
                                                                                        6,841,551
                                                                                      -----------



         ARKANSAS 1.7%
 1,500   Heber Springs, AR Hosp &
            Baptist Hlth (CIFG Insd) ...............          4.625      05/01/31       1,502,145
 1,010   University AR Univ Rev Var Fac
            UAM Campus (FGIC Insd) .................          5.000      03/01/23       1,070,853
                                                                                      -----------
                                                                                        2,572,998
                                                                                      -----------
         CALIFORNIA 13.0%
 1,715   Baldy Mesa, CA Wtr Dist Ctf
            Partn Parity Wtr Sys Impt Proj
            (AMBAC Insd) ...........................          5.000      08/01/36       1,811,246
 2,000   California Statewide Cmnty
            Pooled Fin Pgm Ser S (FSA
            Insd) ..................................          5.250      10/01/19       2,162,360
 3,390   Coachella, CA Redev Agy Tax
            Alloc Sub Merged Proj Areas
            Ser A (AMBAC Insd) (a) .................          5.250      09/01/36       3,669,709
 1,750   Huntington Pk, CA Pub Fin Rfdg
            Ser A (FSA Insd) .......................          5.250      09/01/18       1,925,962
 3,000   Sacramento, CA City Fin Auth
            Rev Tax Alloc Ser A (FGIC
            Insd) ..................................          5.000      12/01/34       3,153,930
 2,000   University CA Rev Ltd Proj Ser B
            (FSA Insd) .............................          5.000      05/15/30       2,101,360
 2,500   West Sacramento, CA Fin Auth
            Spl Tax Rev Ser A (XLCA
            Insd) ..................................          5.000      09/01/26       2,690,300
 2,585   Woodland, CA Fin Auth Waste
            Wtr Rev Second Sr Lien (MBIA
            Insd) ..................................          5.000      03/01/35       2,711,872
                                                                                      -----------
                                                                                       20,226,739
                                                                                      -----------
         COLORADO 9.3%
 1,470   Arkansas Riv Pwr Auth CO Pwr
            Rev Impt (XLCA Insd) ...................          5.250      10/01/40       1,575,208
 1,255   Colorado Ed & Cultural Fac Auth
            Rev Charter Sch Aurora
            Academy Proj (XLCA Insd) (a) ...........          5.250      02/15/24       1,337,315
 1,250   Colorado Hlth Fac Auth Rev
            Evangelical Lutheran Proj ..............          5.250      06/01/36       1,304,263
 5,460   Colorado Hsg Fin Auth Single-
            Family Mtg Rev Class II Ser C-3
            (AMT) (b) ..............................          4.625      11/01/36       5,338,788
 4,080   Denver, CO Convention Ctr Hotel
            Auth Rev Rfdg (XLCA
            Insd) (b) ..............................          5.000      12/01/35       4,280,389



   560   Weld & Adams Cntys, CO Sch
            Dist Ser J (FSA Insd)
            (Prerefunded @ 12/15/14) ...............          5.000      12/15/22         603,982
                                                                                      -----------
                                                                                       14,439,945
                                                                                      -----------
         DELAWARE 1.1%
 1,030   New Castle Cnty, DE Rev
            Newark Charter Sch Inc Proj ............          5.000      09/01/36       1,046,027
   635   New Castle Cnty, DE Rev
            Newark Charter Sch Inc Proj -
            ADR ....................................          5.000      09/01/26         650,767
                                                                                      -----------
                                                                                        1,696,794
                                                                                      -----------
         DISTRICT OF COLUMBIA 2.1%
 2,035   District of Columbia Tax
            Increment Rev Gallery Place
            Proj (FSA Insd) (a) ....................          5.500      07/01/14       2,185,855
 1,000   District of Columbia Tax
            Increment Rev Gallery Place
            Proj (FSA Insd) ........................          5.500      07/01/15       1,074,630
                                                                                      -----------
                                                                                        3,260,485
                                                                                      -----------
         FLORIDA 5.6%
   230   Escambia Cnty, FL Hlth Fac Auth
            Rev (AMBAC Insd) .......................          5.950      07/01/20         238,324
 4,000   Miami-Dade Cnty, FL Aviation
            Rev Miami Intl Arpt Hub Ser A
            (FGIC Insd) (AMT) ......................          4.750      10/01/36       4,033,000
 2,000   Miami-Dade Cnty, FL Aviation
            Rev Miami Intl Arpt Hub Ser A
            (FGIC Insd) (AMT) ......................          5.375      10/01/27       2,107,920
   240   Orange Cnty, FL Hsg Fin Auth
            Single Family Mtg Rev Ser A
            (GNMA Collateralized) (AMT) ............          6.200      10/01/16         243,602
 2,000   Pasco Cnty, FL Solid Waste Disp
            & Res Recovery Sys Rev
            (AMBAC Insd) (AMT) .....................          6.000      04/01/11       2,153,180
                                                                                      -----------
                                                                                        8,776,026
                                                                                      -----------
         GEORGIA 2.0%
 1,000   Cobb Cnty, GA Dev Auth Rev
            KSU Town Point Real Estate
            Ser A (CIFG Insd) ......................          5.000      07/15/26       1,055,090
 2,000   Newton Cnty, GA Indl Dev Auth
            GPC Fndtn Real Estate
            Newton (CIFG Insd) .....................          5.000      06/01/34       2,093,260
                                                                                      -----------
                                                                                        3,148,350
                                                                                      -----------



         HAWAII 2.2%
 1,250   Hawaii St Dept Budget & Fin Spl
            Purp Rev Hawaiian Elec Co
            Proj Rfdg Ser D (AMBAC Insd)
            (AMT) ..................................          6.150      01/01/20       1,310,438
 2,000   Hawaii St Dept Budget & Fin Spl
            Purp Rev Hawaiian Elec Co
            Proj Ser C (AMBAC Insd)
            (AMT) ..................................          6.200      11/01/29       2,131,460
                                                                                      -----------
                                                                                        3,441,898
                                                                                      -----------
         ILLINOIS 22.8%
 2,000   Bolingbrook, IL Cap Apprec Ser
            B (MBIA Insd) ..........................            *        01/01/32         526,100
 1,350   Chicago, IL Multi-Family Hsg Rev
            Paul G Stewart Phase I & II
            (FHA Gtd) (AMT) ........................          4.900      03/20/44       1,343,736
 2,705   Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien Rfdg Ser
            E (CIFG Insd) (a) ......................          5.250      01/01/20       2,889,752
10,000   Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien Ser B
             (FSA Insd) (AMT) (b) ..................          5.750      01/01/22      10,927,950
   155   Chicago, IL Pk Dist Ltd Tax Ser
            A (FGIC Insd) ..........................          5.500      01/01/18         163,720
 4,020   Chicago, IL Proj Rfdg (FGIC Insd) .........          5.250      01/01/28       4,163,273
 1,120   Chicago, IL Proj Rfdg Ser C
            (FGIC Insd) ............................          5.500      01/01/40       1,183,997
 1,770   Glenwood, IL (FSA Insd) (a) ...............          5.375      12/01/30       1,860,093
 1,000   Illinois Ed Fac Auth Rev Robert
            Morris College (MBIA Insd) .............          5.800      06/01/30       1,015,040
 3,000   Illinois St First Ser 1 (FGIC Insd) .......          5.500      02/01/16       3,227,280
 1,500   Illinois St First Ser 1 (FGIC Insd) .......          5.500      02/01/17       1,606,590
 2,000   Illinois St First Ser 1 (FGIC Insd) .......          5.500      02/01/18       2,142,700
 1,260   Kendall, Kane & Will Cntys, IL
            (FGIC Insd) ............................          5.500      10/01/12       1,349,737
 1,050   Kendall, Kane & Will Cntys, IL
            Ser B (FGIC Insd) ......................          5.000      10/01/22       1,099,455
 2,000   Montgomery, IL Spl Assmt Rfdg
            Impt Lakewood Creek Proj
            (Radian Insd) ..........................          4.700      03/01/30       1,954,460
                                                                                      -----------
                                                                                       35,453,883
                                                                                      -----------
         INDIANA 4.2%
 2,025   Aurora, IN Sch Bldg Ind Corp
            First Mtg (FGIC Insd) ..................          5.000      07/15/23       2,134,269
 1,235   Indianapolis, IN Loc Pub Impt Ser
            D (AMBAC Insd) .........................          5.500      02/01/21       1,301,974



 1,800   New Albany Floyd Cnty, IN Sch
            Bldg Corp First Mtg Rfdg (FSA
            Insd) ..................................          5.000      07/15/25       1,898,280
 1,195   Saint Joseph Cnty, IN Econ Dev
            Saint Mary's College Proj
            (MBIA Insd) ............................          5.125      04/01/28       1,248,046
                                                                                      -----------
                                                                                        6,582,569
                                                                                      -----------
         KANSAS 1.4%
 1,990   Kansas St Dev Fin Auth Lease
            Juvenile Justice Auth Ser D
            (MBIA Insd) ............................          5.250      05/01/15       2,098,953
                                                                                      -----------

         KENTUCKY 16.6%
24,800   Louisville & Jefferson Cntys, KY
            Metro Govt Hlth Sys Rev
            Norton Hlthcare Inc (b) ................          5.000      10/01/30      25,882,190
    10   Louisville & Jefferson Cntys, KY
            Metro Govt Hlth Sys Rev
            Norton Hlthcare Inc (b) ................          5.250      10/01/36          10,436
                                                                                      -----------
                                                                                       25,892,626
                                                                                      -----------
         LOUISIANA 4.0%
 3,145   Calcasieu Parish, LA Mem Hosp
            Svc Dist Hosp Rev Lake
            Charles Mem Hosp Proj Ser A
            (Connie Lee Insd) ......................          6.650      12/01/21       3,161,134
 1,000   Louisiana Hsg Fin Agy Mtg Rev
            Coll Mtg Malta Square Proj
            (GNMA Collateralized) (AMT) ............          6.450      09/01/27       1,019,080
   980   Louisiana Hsg Fin Agy Rev
            Azalea Estates Rfdg Ser A
            (GNMA Collateralized) (AMT) ............          5.375      10/20/39       1,027,549
 1,000   Louisiana Loc Govt Envir Fac
            Cmnty Dev Auth Rev
            Ascension Parish Lib Proj
            (AMBAC Insd) ...........................          5.250      04/01/35       1,063,720
                                                                                      -----------
                                                                                        6,271,483
                                                                                      -----------
         MARYLAND 0.7%
 1,000   Maryland St Hlth & Higher Ed
            Fac Auth Rev Univ MD Med
            Sys Ser A ..............................          5.000      07/01/41       1,038,390
                                                                                      -----------

         MICHIGAN 2.2%
 1,000   Detroit, MI Ser A (XLCA Insd) .............          5.250      04/01/23       1,058,970
 1,000   Monroe Cnty, MI Econ Dev Corp
            Ltd Oblig Rev Coll Detroit
            Edison Co Rfdg Ser AA (FGIC
            Insd) ..................................          6.950      09/01/22       1,307,380



 1,000   Plymouth Canton, MI Cmnty Sch
            Dist (FGIC Insd) .......................          5.000      05/01/28       1,049,170
                                                                                      -----------
                                                                                        3,415,520
                                                                                      -----------
         MISSOURI 6.5%
   200   Chesterfield, MO Ctf Partn (FGIC
            Insd) ..................................          5.000      12/01/21         212,378
 1,550   Missouri Jt Muni Elec Util Com
            Pwr Proj Rev Plum Point Proj
            (MBIA Insd) ............................          5.000      01/01/21       1,656,237
   520   Missouri St Hsg Dev Com
            Multi-Family Hsg Brookstone
            Ser A (AMT) ............................          6.000      12/01/16         530,858
   560   Missouri St Hsg Dev Com
            Multi-Family Hsg Truman Farm
            Ser A (FSA Insd) (AMT) .................          5.750      10/01/11         570,046
 1,175   Nixa, MO Elec Sys Rev (XLCA
            Insd) ..................................          5.000      04/01/25       1,219,391
 3,350   Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt Ser B (AMBAC
            Insd) (AMT) (b) ........................          4.600      07/01/36       3,247,390
 2,750   Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt Ser B (AMBAC
            Insd) (AMT) (b) ........................          4.550      07/01/29       2,665,767
                                                                                      -----------
                                                                                       10,102,067
                                                                                      -----------
         NEBRASKA 0.6%
   985   Nebraska Invt Fin Auth
            Multi-Family Rev Hsg Summit
            Club Apt Proj (AMT) ....................          5.700      10/01/12       1,000,228
                                                                                      -----------

         NEVADA 2.7%
 4,000   Clark Cnty, NV Indl Dev Rev
            Southwest Gas Corp Proj Ser
            A (AMBAC Insd) (AMT) ...................          5.250      07/01/34       4,214,320
                                                                                      -----------

         NEW JERSEY 1.7%
 2,510   Essex Cnty, NJ Impt Auth Arpt
            Rev Cnty Gtd Rfdg (MBIA
            Insd) (AMT) ............................          5.125      10/01/21       2,617,051
                                                                                      -----------

         NEW MEXICO 0.1%
   155   New Mexico Mtg Fin Auth Single
            Family Mtg Pgm A2 (GNMA
            Collateralized) (AMT) ..................          6.050      07/01/16         157,779
                                                                                      -----------




         NEW YORK 3.9%
 1,000   Buffalo, NY Sch Ser B (MBIA
            Insd) ..................................          5.375      11/15/18       1,079,750
 1,800   New York City Transitional
            Future Tax Secd Ser D (MBIA
            Insd) ..................................          5.250      02/01/18       1,929,384
 3,000   Port Auth NY & NJ Spl Oblig Rev
            Spl Proj JFK Intl Arpt Term 6
            (MBIA Insd) (AMT) ......................          5.750      12/01/25       3,044,760
                                                                                      -----------
                                                                                        6,053,894
                                                                                      -----------
         NORTH CAROLINA 1.1%
 1,585   Brunswick Cnty, NC Enterprise
            Ser A (FSA Insd) .......................          5.250      04/01/24       1,705,254
                                                                                      -----------

         OHIO 4.7%
 2,500   Cuyahoga Falls, OH Ser 1 (FGIC
            Insd) ..................................          5.250      12/01/17       2,577,775
 1,500   Hamilton Cnty, OH Swr Sys Rev
            Impt Metro Swr Dist Ser B
            (MBIA Insd) ............................          5.000      12/01/30       1,588,275
 1,000   New Albany, OH Cmnty Auth
            Cmnty Fac Rev Ser B (AMBAC
            Insd) ..................................          5.500      10/01/17       1,073,580
   245   Ohio Hsg Fin Agy Mtg Rev
            Residential Mtg Bkd Sec Ser C
            (GNMA Collateralized) (AMT) ............          4.900      03/01/11         252,081
 1,715   Ohio St Bldg Auth St Fac Admin
            Bldg Fd Proj Ser A (FSA Insd) ..........          5.500      04/01/18       1,840,932
                                                                                      -----------
                                                                                        7,332,643
                                                                                      -----------
         OKLAHOMA 4.2%
 5,000   Tulsa Cnty, OK Indl Auth
            Hlthcare Rev Saint Francis
            Hlth Sys (b) ...........................          5.000      12/15/36       5,163,025
 1,250   Tulsa, OK Arpt Impt Tr Gen Rev
            Ser A (FGIC Insd) (AMT) ................          6.000      06/01/20       1,432,175
                                                                                      -----------
                                                                                        6,595,200
                                                                                      -----------
         OREGON 2.6%
 2,150   Oregon St Bd Bk Rev OR Econ
            Cmnty Dev Dept Ser A (MBIA
            Insd) (a) ..............................          5.500      01/01/16       2,224,691
 1,715   Oregon St Dept Admin Rfdg Ser
            C (MBIA Insd) ..........................          5.250      11/01/18       1,818,415
                                                                                      -----------
                                                                                        4,043,106
                                                                                      -----------



         PENNSYLVANIA 7.3%
 2,000   Allegheny Cnty, PA Hosp Dev
            Auth Rev PA Mercy Hlth Sys
            Inc (AMBAC Insd) (c) ...................          5.625      08/15/26       2,156,720
 5,000   Philadelphia, PA Auth Indl Dev
            Lease Rev Ser B (FSA Insd) .............          5.500      10/01/15       5,384,250
 1,300   Philadelphia, PA Gas Wk Rev
            Ser 18 (AGL Insd) ......................          5.250      08/01/16       1,398,553
 2,300   Philadelphia, PA Redev Auth
            Rev Neighborhood
            Transformation Ser A (FGIC
            Insd) ..................................          5.500      04/15/22       2,459,413
                                                                                      -----------
                                                                                       11,398,936
                                                                                      -----------
         RHODE ISLAND 1.1%
 1,500   Rhode Island Port Auth & Econ
            Dev Corp Arpt Rev Ser A
            (FSA Insd) (AMT) .......................          7.000      07/01/14       1,683,915
                                                                                      -----------

         SOUTH CAROLINA 6.8%
 4,000   Dorchester Cnty, SC Sch Dist
            No 002 Installment Pur Rev
            Growth (AGL Insd) ......................          5.000      12/01/29       4,184,800
 2,310   Scago Ed Fac Corp Spartanburg
            Sch Dist No 3 SC I (XLCA
            Insd) ..................................          5.000      12/01/30       2,426,747
 3,750   South Carolina Jobs Econ Dev
            Auth Indl Rev Elec & Gas Co
            Proj Ser B (AMBAC Insd)
            (AMT) ..................................          5.450      11/01/32       3,973,425
                                                                                      -----------
                                                                                       10,584,972
                                                                                      -----------
         SOUTH DAKOTA 3.0%
 3,740   South Dakota Hsg Dev Auth
            Homeownership Mtg Ser E
            (AMT) (b) ..............................          4.625      05/01/36       3,663,405
   975   South Dakota St Hlth & Ed Fac
            Auth Vocational Ed Pgm Ser A
            (AMBAC Insd) ...........................          5.400      08/01/13         997,678
                                                                                      -----------
                                                                                        4,661,083
         TENNESSEE 1.9%
 1,900   Blount Cnty, TN Pub Bldg Auth
            Loc Govt Pub Impt Ser A
            (XLCA Insd) ............................          4.375      06/01/35       1,851,683
 1,000   Sullivan Cnty, TN Hlth Ed & Hsg
            Fac Brd Hosp Rev Wellmont
            Hlth Sys Proj Ser C ....................          5.250      09/01/36       1,043,570
                                                                                      -----------
                                                                                        2,895,253
                                                                                      -----------



         TEXAS 14.9%
 5,000   Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Impt & Rfdg Ser A
            (FGIC Insd) (AMT) ......................          5.500      11/01/31       5,275,800
 2,000   Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Impt & Rfdg Ser A
            (MBIA Insd) (AMT) ......................          5.500      11/01/33       2,144,020
 2,000   Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Impt & Rfdg Ser A
            (FGIC Insd) (AMT) ......................          5.875      11/01/17       2,149,440
 1,500   Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Impt & Rfdg Ser A
            (FGIC Insd) (AMT) ......................          5.875      11/01/18       1,612,080
 1,820   Galveston Cnty, TX Ctf Oblig Ser
            C (AMBAC Insd) (a) .....................          5.250      02/01/20       1,933,805
   500   Laredo, TX ISD Pub Fac Corp
            Lease Rev Ser A (AMBAC
            Insd) ..................................          5.000      08/01/29         512,845
 1,000   Laredo, TX ISD Pub Fac Corp
            Lease Rev Ser C (AMBAC
            Insd) ..................................          5.000      08/01/29       1,025,690
 5,000   Texas St Tpk Auth Cent TX Tpk
            First Tier Ser A (AMBAC
            Insd) ..................................          5.500      08/15/39       5,353,850
 2,000   University North TX Univ Rev
            Fin Sys (MBIA Insd) (d) ................          4.500      04/15/36       1,966,340
 1,150   Wichita Falls, TX Wtr & Swr Rev
            Priority Lien (AMBAC Insd) .............          5.375      08/01/17       1,219,391
                                                                                      -----------
                                                                                       23,193,261
                                                                                      -----------
         VIRGINIA 1.0%
 1,495   Harrisonburg, VA Redev & Hsg
            Auth Multi-Family Hsg Rev
            Greens of Salem Run Proj
            (AMT) ..................................          6.200      04/01/17       1,527,681
                                                                                      -----------

         WASHINGTON 5.3%
 2,000   Chelan Cnty, WA Pub Util Dist No
            001 Cons Rev Chelan Hydro
            Ser A (MBIA Insd) (AMT) ................          5.600      01/01/36       2,130,620
 2,760   Spokane Cnty, WA Sch Dist No
            363 (FGIC Insd) ........................          5.250      12/01/21       2,968,159
 3,000   Washington St Univ Rev Student
            Fee Ser A (AMBAC Insd) .................          5.000      10/01/38       3,154,050
                                                                                      -----------
                                                                                        8,252,829
                                                                                      -----------



         WEST VIRGINIA 3.9%
 3,475   West Virginia St Wtr Dev Auth
            Wtr Dev Rev Ln Pgm II Rfdg
            Ser A-II (FGIC Insd) ...................          5.000      11/01/33       3,657,090
 2,220   Wheeling, WV Wtrwks & Swr
            Sys Rev Comb Ser A (FSA
            Insd) ..................................          5.250      06/01/36       2,395,646
                                                                                     ------------
                                                                                        6,052,736
                                                                                     ------------
         WISCONSIN 1.1%
 1,610   Wisconsin St Rfdg Ser 3 (FGIC
            Insd) ..................................          5.250      05/01/22       1,732,328
                                                                                     ------------

         PUERTO RICO 4.0%
 5,000   Puerto Rico Comwlth Hwy &
            Trans Auth Hwy Rev Rfdg Ser
            Y (FSA Insd) (e) .......................          6.250      07/01/21       6,158,100
                                                                                     ------------

TOTAL LONG-TERM INVESTMENTS 181.5%
  (Cost $272,553,414).............................................                    282,348,646
SHORT-TERM INVESTMENTS 3.9%
  (Cost $6,145,000)...............................................                      6,145,000
                                                                                     ------------

TOTAL INVESTMENTS 185.4%
  (Cost $278,698,414).............................................                    288,493,646

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (27.9%)
  (Cost ($43,475,000))
  (43,475) Notes with interest rates ranging from 3.630%
             to 3.750% at January 31, 2007 and
             contractual maturities of collateral
             ranging from 2029 to 2036 (f)........................                    (43,475,000)
                                                                                     ------------
TOTAL NET INVESTMENTS 157.5%
  (Cost $235,223,414).............................................                    245,018,646

OTHER ASSETS IN EXCESS OF LIABILITIES 0.4%......................                          602,835

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (57.9%).................           (90,054,838)
                                                                                     ------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%...................                     $155,566,643
                                                                                     ============


Percentages are calculated as a percentage of net assets applicable to common shares.


*    Zero coupon bond
(a)  The Trust owns 100% of the outstanding bond issuance.
(b)  Underlying security related to Inverse Floaters entered into by the Trust.
(c)  Escrowed to Maturity
(d)  Security purchased on a when-issued or delayed delivery basis.
(e) All or a portion of this security has been physically segregated in connection with open futures contracts.
(f) Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2007.




ADR - American Depositary Receipt
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Connie Lee - Connie Lee Insurance Co.
FHA - Federal Housing Administration
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2007:

                                                                                     UNREALIZED
                                                                                   APPRECIATION/
                                                               CONTRACTS            DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, March 2007
   (Current Notional Value of $106,750 per contract)                 391              $  860,360
U.S. Treasury Bonds Futures, March 2007 (Current
   Notional Value of $110,125 per contract) ........                 165                 182,589
                                                              ----------              ----------
                                                                     556              $1,042,949
                                                              ==========              ==========

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Insured Municipals


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2007